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                                   Law Offices

                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

May 4, 2001

VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549



                  Re:      Nationwide Asset Allocation Trust
                           SEC File Nos. 333-11797, 811-07085
                           Rule 497(j) Filing

                           -------------------------------------------------

Dear Sir or Madam:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 4 to the Registration Statement of Nationwide Asset Allocation Trust which became effective with the Securities and Exchange Commission on Tuesday, May 1, 2001.

                  Questions related to this filing should be directed to my attention at (215) 564-8010 or, in my absence, to Elizabeth Davin, Esquire at
(614) 249-2019.

                                            Very truly yours,

                                            /s/ Duane L. Lassiter, Esquire


                                            Duane L. Lassiter, Esquire

Enclosure

cc:      Elizabeth A. Davin, Esquire
         Dina A. Tantra, Esquire
         Eric E. Miller, Esquire
         Barbara A. Nugent, Esquire